Note 8. Income Taxes (Detail) - Deferred Income Taxes (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for doubtful accounts	$ 70,000	$ 83,000	$ 99,000
Warranty provision	28,000	35,000	29,000
Inventory reserve	554,000	627,000	694,000
Property, plant, equipment, software and intangibles	128,000	126,000	94,000
Net operating loss carry forwards	2,402,000	2,504,000	2,322,000
Alternative minimum tax credit carry forwards	136,000	136,000	136,000
Other	107,000	85,000	60,000
Total gross deferred tax assets	3,425,000	3,596,000	3,434,000
Less valuation allowance	(2,528,000)	(2,697,000)	(2,844,000)
Total deferred tax assets	897,000	899,000	590,000
Deferred tax liabilities:
Goodwill	428,000	428,000	413,000
Total deferred tax liabilities	428,000	428,000	413,000
Net deferred taxes	$ 469,000	$ 471,000	$ 177,000